                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/08 - 6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02349
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Income Securities Inc.









==================== MORGAN STANLEY INCOME SECURITIES INC. =====================


MORGAN STANLEY INCOME SECURITIES INC

Ticker:       ICB            Security ID:  61745P874
Meeting Date: DEC 12, 2008   Meeting Type: Annual
Record Date:  OCT 13, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank L. Bowman          For       Did Not Vote Management
1.2   Elect Director Michael Bozic            For       Did Not Vote Management
1.3   Elect Director Kathleen A. Dennis       For       Did Not Vote Management
1.4   Elect Director James F. Higgins         For       Did Not Vote Management
1.5   Elect Director Manuel H. Johnson        For       Did Not Vote Management
1.6   Elect Director Joseph J. Kearns         For       Did Not Vote Management
1.7   Elect Director Michael F. Klein         For       Did Not Vote Management
1.8   Elect Director Michael E. Nugent        For       Did Not Vote Management
1.9   Elect Director W. Allen Reed            For       Did Not Vote Management
1.10  Elect Director Fergus Reid              For       Did Not Vote Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Income Securities Inc.

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.